INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Change in investments
	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425
Additions	13,691	216	-	13,907
Disposals	(13,971)	(710)	-	(14,681)
Gain recorded in other comprehensive income	-	2,094	-	2,094
Loss recorded in net loss	(587)	-	(3,698)	(4,285)
Distribution to shareholders	-	-	(2,074)	(2,074)
Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments
Balance as at December 31, 2019	$-	$1,775	$-	$1,775
Additions	11,134	-	9,812	20,946
Disposals	(6,672)	-	-	(6,672)
Gain recorded in other comprehensive loss	-	1,611	-	1,611
Gain (loss) recorded in net loss	4,805	-	(4,040)	765
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425